Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Guggenheim Funds Trust
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2022